SCOPE OF CONSOLIDATION - Divestments Narrative (Details) $ in Millions			12 Months Ended
	Oct. 30, 2025 USD ($) facility	Dec. 07, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Total assets			$ 97,703	$ 89,385
Total liabilities			41,167	38,099
Cost of sales			56,976	56,653	$ 63,538
Income from investments in associates, joint ventures and other investments			806	779	1,184
Gain (loss) arising during the period			2,922	(3,325)	1,013
Cash and cash equivalents			5,392	$ 6,400	$ 7,686	$ 9,300
AMZ
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			205
AMZ | Impairment Loss
Disclosure of detailed information about business combination [line items]
Cost of sales			194
Income from investments in associates, joint ventures and other investments			11
AMZ | Impairment Loss | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Cost of sales			143
AMZ | Impairment Loss | Current assets
Disclosure of detailed information about business combination [line items]
Cost of sales			51
AMZ | Disposal group, disposed of by sale, not discontinued operations
Disclosure of detailed information about business combination [line items]
Consideration received	$ 0
Total assets	131
Total liabilities	83
Gain (loss) arising during the period			(61)
Reclassification of foreign exchange reserve	43		43
Cash and cash equivalents	$ 10
ArcelorMittal Temirtau | Disposal group, disposed of by sale, not discontinued operations
Disclosure of detailed information about business combination [line items]
Consideration received		$ 286
Total assets		1,650
Total liabilities		1,372
Reclassification of foreign exchange reserve		1,469
Consideration paid (received) net of cash disposed of		254
Cash and cash equivalents		24
Transaction costs		8
Consideration received through repayment of intra-group dues		250
Sovereign-fund guaranteed payment			$ 450
Impairment loss recognised in profit or loss, property, plant and equipment		732
Impairment of goodwill		$ 194
AMTPI | Disposal group, disposed of by sale, not discontinued operations
Disclosure of detailed information about business combination [line items]
Number of tubular products facilities | facility	2